Revenue - Operating Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 14,400
At cost, less accumulated depreciation of $570.9 million (2023 – $440.9 million)	1,132,109	$ 929,237
Accumulated depreciation	570,900	440,900
Lessor, Operating Lease, Payments to be Received, Two Years	7,400
Lessor, Operating Lease, Payment to be Received, Year Five	2,400
Lessor, Operating Lease, Payment to be Received, Year Four	7,400
Lessor, Operating Lease, Payments to be Received, Three Years	7,400
Transportation Equipment
Property Subject to or Available for Operating Lease [Line Items]
At cost, less accumulated depreciation of $570.9 million (2023 – $440.9 million)	26,400	38,900
Property, Plant and Equipment, Gross	34,800	51,100
Accumulated depreciation	$ 8,400	$ 12,200
Aframax/LR2 and Suezmax Charters Out | Time-charter [Member] | Charters out expiring in 2025 and 2029
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel	2